FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  April 17, 2009



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  104


Form 13F Information Table Value Total:  614,403
                                        (thousands)



List of Other Included Managers:


NONE




Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
Berkshire Htwy 	Common    84990175     1111	1100	   Sole  None   Sole
3m Company		Common    88579Y101    1191	16146	   Sole  None   Sole
Abbott Labs		Common    002824100    9740	196890   Sole  None   Sole
Activision Inc	Common    00507V109    9112	735483   Sole  None   Sole
Agilent Tech Inc	Common    00846U101    428	15402	   Sole  None   Sole
Apollo Group Inc	Common    037604105    9982	135508   Sole  None   Sole
Apple Inc		Common    037833100    1398	7546	   Sole  None   Sole
Applied Mat. Inc	Common    38222105     320	23960	   Sole  None   Sole
Asante Tech		Common    043412105    1	11055	   Sole  None   Sole
AT&T Inc.		Common    00206R102    672	24900	   Sole  None   Sole
Atmel Corp		Common    49513104     41	10000	   Sole  None   Sole
Bankamerica Corp	Common    060505104    200	11850	   Sole  None   Sole
Baraka Petroleum 	Common    Q12957108    1	25000	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287226    60493	576565   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288166    21016	193110   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288638    16117	155729   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288356    15934	147280   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288646    19618	187972   Sole  None   Sole
Barclays Glbl Inv	Etf	    06738C778    21267	551549   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287168    5272	127753   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287234    21814	560648   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287465    1684	30809	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288216    2383	84995	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464286400    16365	241945   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287697    9525	134767   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287549    12409	252527   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288117    336	3137	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287507    19578	283947   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287705    777	12348	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287804    23166	442615   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287879    599	10679	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288125    268	2512	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287200    4171	39354	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287341    1314	38535	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287754    1205	23962	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287846    926	17653	   Sole  None   Sole
Barclays Glbl Inv	Etf	    06739H206    8748	214746   Sole  None   Sole
Barclays Glbl Inv	Etf	    464288414    1496	14146	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287457    298	3556	   Sole  None   Sole
Barclays Glbl Inv	Etf	    464287176    17171	166913   Sole  None   Sole
Baxter Intl.	Common    071813109    9465	166024   Sole  None   Sole
Beacon Power Corp	Common    073677106    18	26550	   Sole  None   Sole
Berkshire Htwy  	Common    084670207    9314	2803	   Sole  None   Sole
Bp Amoco Plc Adr	Common    055622104    232	4370	   Sole  None   Sole
Calamos Glbl Inc	Common    12811L107    115	14872	   Sole  None   Sole
Campbell Soup Com	Common    134429109    9790	300141   Sole  None   Sole
Chevron Corp.	Common    166764100    9940	141140   Sole  None   Sole
Cisco Systems Inc	Common    17275R102    1284	54571	   Sole  None   Sole
Citigroup		Common    172967101    67	14014	   Sole  None   Sole
Citigroup Fdg Inc Common    17313G886    437	45000	   Sole  None   Sole
Computrzd Thrml   Common    20557C108    1	10000	   Sole  None   Sole
Costco Co Inc	Common    22160K105    10185	180666   Sole  None   Sole
Cypress Semi	Common    232806109    234	22692	   Sole  None   Sole
Disney 		Common    254687106    10645	387662   Sole  None   Sole
Evolution Petrol	Common    30049A107    29	10000	   Sole  None   Sole
Exxon Mobil Corp	Common    30231G102    9356	136374   Sole  None   Sole
Fannie Mae		Common    313586109    30	20000	   Sole  None   Sole
General Electric 	Common    369604103    20413	1243209  Sole  None   Sole
Goldspring Inc	Common    381536101    1	110000   Sole  None   Sole
Google Inc  	Common    38259P508    747	1508	   Sole  None   Sole
Hewlett-Packard 	Common    428236103    4809	101867   Sole  None   Sole
Hush Comm Pfd	Preferred 448990549    0	12077	   Sole  None   Sole
Immunomedics Inc	Common    452907108    197	35800	   Sole  None   Sole
Infospace.Com Inc	Common    45678T300    93	12171	   Sole  None   Sole
Intel Corp		Common    458140100    4670	238646   Sole  None   Sole
IBM			Common    459200101    1497	12519	   Sole  None   Sole
Itv Plc Ord		Common    G4984A110    9	13740	   Sole  None   Sole
Johnson & Johnson	Common    478160104    10312	169363   Sole  None   Sole
Linear Tech Inc.	Common    535678106    221	8007	   Sole  None   Sole
Location Based 	Common    539573105    65	88100	   Sole  None   Sole
Lockheed Martin 	Common    539830109    201	2582	   Sole  None   Sole
Lsi Logic Corp	Common    502161102    89	16369	   Sole  None   Sole
Mastercard Inc	Common    57636Q104    10207	50494	   Sole  None   Sole
Mc Donalds Corp.	Common    580135101    9595	168136   Sole  None   Sole
Microsoft Corp	Common    594918104    18605	723375   Sole  None   Sole
Monsanto Co 	Common    61166W101    3849	49736	   Sole  None   Sole
Motorola Inc	Common    620076109    184	21450	   Sole  None   Sole
Nokia Corp 		Common    654902204    8174	559127   Sole  None   Sole
Oracle Corp		Common    68389X105    846	40630	   Sole  None   Sole
Pepsico 		Common    713448108    401	6840	   Sole  None   Sole
Pfizer 		Common    717081103    8648	522577   Sole  None   Sole
Powershares   	Etf	    73935X286    2471	127804   Sole  None   Sole
PowerShares QQQ 	Etf	    73935A104    311	7366	   Sole  None   Sole
Proctor & Gamble 	Common    742718109    9585	165495   Sole  None   Sole
Qualcomm Inc	Common    747525103    298	6643	   Sole  None   Sole
Sector Spdr Cnsmr	Etf	    81369Y407    10677	388714   Sole  None   Sole
Smartire Systems 	Common    831913108    1	10000	   Sole  None   Sole
Spdr Index China 	Etf	    78463X400    5948	89191	   Sole  None   Sole
Spdr Oil & Gas 	Etf	    78464A748    11141	402222   Sole  None   Sole
SPDR TRUST 		Etf	    78462F103    420	3978	   Sole  None   Sole
Streettracks Gold Etf	    78463V107    5977	60475	   Sole  None   Sole
Stryker Corp	Common    863667101    8954	197097   Sole  None   Sole
Charles Schwab 	Common    808513105    259	13569	   Sole  None   Sole
United Sec Banc   Common    911460103    305	67807	   Sole  None   Sole
Vanguard 		Etf	    922908637    8764	182320   Sole  None   Sole
Vanguard  		Etf	    92204A504    1588	30940	   Sole  None   Sole
Vanguard  		Etf	    922908769    266	4968	   Sole  None   Sole
Vanguard  		Etf	    922908744    7436	161381   Sole  None   Sole
Vanguard  		Etf	    922908736    2587	52513	   Sole  None   Sole
Visa			Common    92826C839    543	7861	   Sole  None   Sole
Vodafone Airtouch Common    92857W209    10387	461684   Sole  None   Sole
Wal-Mart Stores 	Common    931142103    8590	175003   Sole  None   Sole
Wells Fargo & Co 	Common    949746101    217	7707	   Sole  None   Sole
Western Union Co	Common    959802109    4556	240838   Sole  None   Sole